Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Option Plans [Line Items]
Schedule of stock-based compensation expense resulting from stock options grants
	Year ended December 31,
	2018	2017	2016

Cost of revenues	$2	$7	$15
Research and development expenses	4	8	17
Selling and marketing expenses	4	-	71
General and administrative expenses	3,971	4,019	4,291
Total share-based compensation expense	$3,981	$4,034	$4,394

Matrix [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	1,100,000	4.33	2.19	9,152
Exercised	587,500	4.06	-	4,578
Granted	256,890	-	5	3,247
Outstanding at December 31, 2018	769,390	2.61	2.19	6,823
Exercisable at December 31, 2018	51,378	-	-	567

Sapiens [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity

	Year ended December 31, 2018
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	2,107,413	9.67	4.25	4,084
Granted	317,000	10.20
Exercised	(223,570)	4.40
Expired and forfeited	(145,661)	10.79

Outstanding at December 31, 2018	2,055,182	9.86	3.80	2,594

Exercisable at December 31, 2018	829,133	8.31	2.47	2,134

Schedule of options outstanding under stock option plans separated into ranges of exercise price
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2018	Term	price	2018	Exercisable
$		(Years)	$		$

0.88-1.48	25,703	1.18	1.08	25,703	1.08
4.12-5.67	103,000	0.83	5.62	103,000	5.62
6.32-6.91	45,750	1.47	6.67	38,250	6.74
7.82	300,000	2.34	7.82	300,000	7.82
8.67-9.18	95,000	3.48	9.10	40,000	9.18
9.33-9.8	413,229	4.33	9.53	157,180	9.44
10.18-10.81	217,500	3.45	10.46	112,500	10.40
11.43-12.53	810,000	4.78	11.54	33,750	12.27
12.62-13.5	45,000	3.78	12.91	18,750	12.80

	2,055,182	3.80	9.86	829,133	8.31

Magic Software [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	309,309	4.38	3.97	1,237
Granted	37,500	-
Exercised	(104,167)	2.99
Forfeited	(21,875)	6.89

Outstanding at December 31, 2018	220,767	3.83	3.81	1,684

Exercisable at December 31, 2018	190,767	4.43	2.92	1,456

Schedule of options outstanding under stock option plans separated into ranges of exercise price

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
0-1	30,000	9.49	-	-	-
2.01-3	66,000	1.26	2.32	66,000	2.32
3.01-4	73,517	2.77	4.00	73,517	4.00
5.01-6	6,250	4.61	6.00	6,250	6.00
8.01-9	45,000	5.35	8.01	45,000	8.01
	220,767	3.81	3.83	190,767	4.43